Stock options (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock options
Schedule of assumptions used to estimate fair value of each stock-based award on the grant date using the Black-Scholes option pricing model

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
	(Unaudited)	(Unaudited)
Risk-free interest rate	0.8 - 1.2%	0.8 - 1.2%
Dividend yield	—	—
Volatility	84 - 87%	84 - 87%
Expected term (years)	5.1 - 6.1	5.1 - 6.1

December 31, 2011
Risk-free interest rate	1.2%
Dividend yield	—
Volatility	79%
Expected term (years)	6.0